Debt Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Obligations
Debt Obligations

11. Debt Obligations

Our debt obligations consist of the following:

	September 30,	December 31,
	2013	2012
	(in thousands)

Senior notes due 2021	$200,000	$—
Senior secured term notes due 2017, net	—	122,729
$75.0 million unsecured revolving credit facility	—	—
$10.0 million secured revolving credit facility	—	—
Total debt obligations	$200,000	$122,729

During August 2013, the Company completed the issuance of $200.0 million in aggregate principal amount of 6.875% Senior Notes due 2021 (the “2021 Notes”).  The 2021 Notes were offered and sold in a private transaction either to “qualified institutional buyers” pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), or to persons outside the United States under Regulation S of the Securities Act.  The net proceeds from the offering of the 2021 Notes (the “Notes Offering”) were $195.5 million after deducting fees and expenses.  The Company used $127.0 million of the net proceeds from the Notes Offering to voluntarily prepay the entire outstanding principal amount of its Senior Secured Term Notes due 2017 (the “2017 Notes”), of which $125.0 million in aggregate principal amount was issued and outstanding, at a price equal to 101% of the principal amount, plus accrued and unpaid interest.  We intend to use the remainder of the net proceeds from the Notes Offering for general corporate purposes, including the acquisition and development of land and home construction.  In connection with the voluntary prepayment of the 2017 Notes, $3.9 million of unamortized debt issuance costs and debt discount was written-off during the three and nine months ended September 30, 2013.

The 2021 Notes are senior unsecured obligations of the Company that are fully and unconditionally guaranteed on a senior unsecured basis by certain of the Company’s existing and future Restricted Subsidiaries (as defined in the Indenture), excluding the Company’s immaterial subsidiaries and mortgage subsidiaries (the “Guarantors”).  The 2021 Notes were issued pursuant to an indenture (the “Indenture”), dated as of August 7, 2013, by and among the Company, the Guarantors named therein and Wilmington Trust, National Association, as trustee.  The Indenture contains covenants, that limit, among other things, the Company’s ability and the ability of its Restricted Subsidiaries to: (i) incur additional indebtedness; (ii) declare or pay dividends, redeem stock or make other distributions to holders of capital stock; (iii) make investments; (iv) create liens; (v) pay dividends or make other payments to the Company; (vi) merge or consolidate, or sell, transfer, lease or dispose of substantially all of its assets; and (vii) enter into transactions with affiliates.  These covenants are subject to a number of important qualifications described in the Indenture.

The 2021 Notes bear interest at the rate of 6.875% per annum, payable semi-annually in arrears on February 15 and August 15 of each year.  The 2021 Notes mature on August 15, 2021 at which time the entire $200.0 million of principal is due and payable.  At any time on or after August 15, 2016, the 2021 Notes are redeemable at the Company’s option, in whole or in part, at the redemption prices set forth in the Indenture, plus accrued and unpaid interest.  Prior to August 15, 2016, the Company may redeem the 2021 Notes, in whole or in part, at a redemption price equal to 100% of the principal amount of the notes being redeemed, plus the Applicable Premium (as defined in the Indenture) and accrued and unpaid interest.  Moreover, prior to August 15, 2016, the Company may also redeem up to 35% of the aggregate principal amount of the 2021 Notes with the proceeds from certain equity offerings at a redemption price of 106.875% of the principal amount of the notes being redeemed, plus accrued and unpaid interest.

Upon the occurrence of any Change of Control (as defined in the Indenture), each holder of the 2021 Notes will have the right to require that the Company repurchase such holder’s notes at a purchase price equal to 101% of the principal amount thereof on the date of purchase, plus accrued and unpaid interest.  Additionally, if the Company or one of its Restricted Subsidiaries sells certain assets, the Company generally must either: (i) invest any excess net cash proceeds from such sales in its business within a certain period of time; (ii) prepay senior secured debt or certain other debt; or (iii) prepay other senior debt and offer to purchase the 2021 Notes on a pro rata basis. The purchase price of the 2021 Notes in any such offer will be 100% of their principal amount, plus accrued and unpaid interest.

In connection with the issuance of the 2021 Notes, the Company, the Guarantors and the initial purchasers of the 2021 Notes entered into an Exchange and Registration Rights Agreement (the “Registration Rights Agreement”), dated August 7, 2013. The Registration Rights Agreement requires the Company to: (a) file an exchange offer registration statement within 270 days after the closing of the Notes Offering with respect to an offer to exchange the unregistered 2021 Notes for new notes of the Company registered under the Securities Act having terms substantially identical in all material respects to those of the 2021 Notes (except for provisions relating to transfer restrictions and payments of additional interest); (b) use its commercially reasonable efforts to cause the registration statement to become effective within 330 days after the closing of the Notes Offering; (c) as soon as reasonably practicable after the effectiveness of the exchange offer registration statement, offer the exchange notes for surrender of the 2021 Notes; and (d) keep the registered exchange offer open for not less than 30 days (or longer if required by applicable law) after the date notice of the registered exchange offer is sent to holders of the 2021 Notes.  In addition, the Registration Rights Agreement provides that, in the event that the Company cannot effect the exchange offer within the time periods described above and in certain other circumstances as described in the Registration Rights Agreement, the Company will file a “shelf registration statement” that would allow some or all of the 2021 Notes to be offered to the public in the United States.  If the Company does not comply with the foregoing obligations under the Registration Rights Agreement, the Company will be required to pay special interest to the holders of the 2021 Notes.

During June 2012, the Company issued $125.0 million in principal amount of its 2017 Notes.  As noted above, the 2017 Notes were prepaid by the Company in their entirety during August 2013.  The interest rate on the 2017 Notes was LIBOR plus 8.0%, subject to a 2.0% LIBOR floor, and was payable monthly.  The 2017 Notes were issued at 98.0% of their stated face amount.  The net proceeds from the issuance of such notes were primarily used to repay certain of the Company’s then-outstanding secured indebtedness.  As of December 31, 2012, the 2017 Notes were recorded net of an unamortized debt discount of $2.3 million.

During August 2013, the Company also entered into a four-year Senior Unsecured Revolving Line of Credit Loan Agreement (the “Credit Agreement”), providing for a revolving line of credit of $75.0 million (the “Revolver”).  Amounts outstanding under the Revolver will accrue interest, payable quarterly, at the Company’s option, at a rate equal to (i) the Base Rate plus 1.75% or (ii) the Eurodollar rate plus 2.75%.  The Base Rate is equal to the highest of (a) the Federal Funds Rate plus 1/2 of 1%, (b) the one month Eurodollar Rate plus 1.00%, and (c) the rate of interest in effect for such day as publicly announced from time to time by Citibank, N.A. as its “prime rate.”  Under the Credit Agreement, we must pay, among other things, (i) a commitment fee calculated at a per annum rate equal to 0.50% of the average daily unused portion of the commitment under the Revolver and (ii) a letter of credit usage fee.

The $75.0 million commitment under the Revolver is limited by a borrowing base calculation based upon certain asset values as set forth in the Credit Agreement. In addition, a portion of the Revolver (not to exceed $50.0 million) is available for the issuance of letters of credit. The Revolver matures on August 27, 2017 and can be extended based on certain conditions.  As of November 12, 2013, there were no amounts drawn on the Revolver or any limitations on our borrowing capacity, leaving the full amount of the credit facility available to us on such date.

The Revolver contains a requirement to maintain compliance with certain financial covenants, including: (i) a minimum consolidated interest coverage ratio or minimum liquidity; (ii) a maximum consolidated leverage ratio; and (iii) a minimum consolidated tangible net worth. As of September 30, 2013, the Company was in compliance with all of these covenants.

During February 2013, WCI Communities, Inc. and WCI Communities, LLC (collectively, the “WCI Parties”) entered into a $10.0 million loan with a bank secured by a first mortgage on a parcel of land and related amenity facilities comprising the Pelican Preserve Town Center (“Town Center”) in Fort Myers, Florida.  The loan is also secured by the rights to certain fees and charges that the WCI Parties are to receive as owner of the Town Center. The loan matures in February 2018.  During the initial 36 months, the loan is structured as a revolving credit facility (the “Revolver Phase”), convertible to a term loan for the remaining 24 months (the “Term Phase”).  Under the Revolver Phase, the WCI Parties may borrow and repay advances up to $10.0 million and have the right to issue letters of credit up to an aggregate amount of $5.0 million at any time.  The interest rate during the Revolver Phase is a variable rate per annum equal to the bank’s prime rate plus 100 basis points, subject to a floor of 4.0%.  The interest rate during the Term Phase will be a fixed rate equal to the ask yield of the corresponding U.S. Treasury Bond for a term of five years plus 300 basis points, subject to a minimum rate of 5.0%.  During the Revolver Phase, the WCI Parties are required to pay an annual renewal fee and a non-use fee equal to 25 basis points based on the average unfunded portion of the loan.  There were no amounts drawn on the secured revolving credit facility as of November 12, 2013; however, $2.0 million of outstanding letters of credit on such date limited the borrowing capacity under the credit facility to $8.0 million.

12. Debt Obligations

        On June 8, 2012, we issued $125.0 million in principal amount of Notes. The interest rate for the Notes is LIBOR plus 8.0%, subject to a 2.0% LIBOR floor, and is payable monthly in cash. The entire principal amount of the Notes mature in May 2017. All or a portion of the outstanding principal balance may be prepaid at any time prior to maturity based on the following prepayment premium schedule:

  •
  Year 1—102.0%

  •
  Year 2—101.0%

  •
  Year 3 and thereafter—100.0%

        The Notes were issued at a discount price of 98.0%. As a result, we received $122.5 million in proceeds, which, along with proceeds we received from our equity offering (Note 16), were used to pay off our existing $150.0 million Term Loan with an outstanding principal balance of $162.4 million, including capitalized interest. The debt discount of $2.5 million is being amortized over the term of the Notes using the effective-interest method. The Company recorded debt issuance costs of $2.5 million in connection with the Notes, which are included in other assets on the accompanying consolidated balance sheets. We wrote off unamortized debt issuance costs and discount totaling $17.0 million, which is recorded as expenses related to early repayment of debt in the accompanying consolidated statements of operations for the year ended December 31, 2012.

        The terms of the Notes permit us to incur additional borrowings of $25.0-$40.0 million in the form of a secured revolving credit facility and additional term loans in an aggregate amount of $25.0 million. The Notes rank senior to all unsecured debt obligations of the Company and are guaranteed by our subsidiaries, excluding subsidiaries in our real estate services business and our joint ventures.

        The Notes contain a requirement to maintain compliance with certain financial covenants which include (i) a minimum amount of shareholder equity, (ii) a minimum amount of liquidity, and (iii) a maximum net debt to total capitalization percentage. As of December 31, 2012, the Company was in compliance with all of the covenants.

        The Term Loan had an initial principal amount of $150.0 million and was scheduled to mature in September 2016. All or a portion of the outstanding balance could be prepaid prior to maturity. Interest was payable-in-kind (PIK) by capitalizing interest payable to the principal amount outstanding on a monthly basis at LIBOR plus 7%, with a LIBOR floor of 3%, equal to an effective interest rate of 10%. The Term Loan had a first priority lien on all assets of the Company, excluding subsidiaries in our real estate services business and our joint ventures.

        In connection with our Reorganization in 2009, as required under ASC 852, we recorded the Term Loan at fair value in accordance with ASC 820, which resulted in a debt discount of $22.5 million being recorded. The discount was amortized as a component of interest expense using the effective-interest method. We recorded $1.5 million and $1.8 million to amortize the discounts related to our debts issuances for the years ended December 31, 2012 and 2011, respectively.

        During the years ended December 31, 2012 and 2011, the Company capitalized interest on the Term Loan of $6.9 million and $15.1 million, respectively. The Company made prepayments of $2.0 million and $0.2 million on the Term Loan for the years ended December 31, 2012 and 2011, respectively.